Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Trading portfolio assets	£ 133,813	£ 147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial assets	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Liabilities
Trading portfolio liabilities	(72,924)	(54,169)
Financial liabilities designated at fair value	(271,637)	(250,960)
Derivative financial liabilities	(289,620)	(256,883)
Fair value
Assets
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial assets	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Investment property	5	7
Total assets	714,828	663,339
Liabilities
Trading portfolio liabilities	(72,924)	(54,169)
Financial liabilities designated at fair value	(271,637)	(250,960)
Derivative financial liabilities	(289,620)	(256,883)
Total liabilities	(634,181)	(562,012)
Level 1 | Fair value
Assets
Trading portfolio assets	62,478	80,926
Financial assets at fair value through the income statement	5,720	5,093
Derivative financial assets	10,054	6,150
Financial assets at fair value through other comprehensive income	20,704	22,009
Investment property	0	0
Total assets	98,956	114,178
Liabilities
Trading portfolio liabilities	(44,128)	(27,529)
Financial liabilities designated at fair value	(133)	(174)
Derivative financial liabilities	(10,823)	(6,571)
Total liabilities	(55,084)	(34,274)
Level 2 | Fair value
Assets
Trading portfolio assets	64,855	63,828
Financial assets at fair value through the income statement	198,723	177,167
Derivative financial assets	287,152	252,412
Financial assets at fair value through other comprehensive income	44,347	39,706
Investment property	0	0
Total assets	595,077	533,113
Liabilities
Trading portfolio liabilities	(28,740)	(26,613)
Financial liabilities designated at fair value	(270,454)	(250,376)
Derivative financial liabilities	(272,434)	(244,253)
Total liabilities	(571,628)	(521,242)
Level 3
Assets
Total assets	20,795	16,048
Liabilities
Total liabilities	(7,469)	(6,496)
Level 3 | Fair value
Assets
Trading portfolio assets	6,480	2,281
Financial assets at fair value through the income statement	9,125	9,712
Derivative financial assets	5,174	4,010
Financial assets at fair value through other comprehensive income	11	38
Investment property	5	7
Total assets	20,795	16,048
Liabilities
Trading portfolio liabilities	(56)	(27)
Financial liabilities designated at fair value	(1,050)	(410)
Derivative financial liabilities	(6,363)	(6,059)
Total liabilities	£ (7,469)	£ (6,496)